1875 K Street, NW
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

February 2, 2007

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549

Re:                               The Reserve Fund

(Investment Company Act File No. 811-02033)

Reserve Tax-Exempt Trust

(Investment Company Act File No. 811-03696)

Reserve New York Tax-Exempt Trust

(Investment Company Act File No. 811-03814)

Reserve Municipal Money-Market Trust

(Investment Company Act File No. 811-10533)

Hallmark Equity Series Trust

(Investment Company Act File No. 811-07734)

Hallmark Investment Series Trust

(Investment Company Act File No. 811-00879)

Ladies and Gentlemen:

On behalf of the funds listed on Schedule A hereto (the “Funds”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 (the “1934 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) a preliminary joint proxy statement and form of proxy card relating to a special meeting of the shareholders of the Funds, scheduled for March 14, 2007 and April 17, 2007, respectively.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Funds on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Should members of the staff have any questions or comments regarding the enclosed materials, they should call the undersigned at (202) 303-1262 or, thereafter, Rose DiMartino of this office at (212) 728-8000.

Very truly yours,

/s/ David Joire

David Joire

Enclosures

cc:	Edmund P. Bergan, Esq.
Rose F. DiMartino, Esq.
Richard Pfordte

NEW YORK	WASHINGTON, DC	PARIS	LONDON	MILAN	ROME	FRANKFURT

Schedule A

Primary Fund

Primary II Fund

U.S. Government Fund

U.S. Treasury Fund

Liquid Performance Money Market Fund

(each of which is a series of The Reserve Fund)

Interstate Tax-Exempt Fund

California Tax-Exempt Fund

Connecticut Tax-Exempt Fund

Florida Tax-Exempt Fund

Massachusetts Tax-Exempt Fund

Michigan Tax-Exempt Fund

New Jersey Tax-Exempt Fund

Ohio Tax-Exempt Fund

Pennsylvania Tax-Exempt Fund

Virginia Tax-Exempt Fund

(each of which is a series of Reserve Tax-Exempt Trust)

New York Tax-Exempt Fund, a series of Reserve New York Tax-Exempt Trust

Arizona Municipal Money-Market Fund

Louisiana Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund

(each of which is a series of Reserve Municipal Money-Market Trust)

Reserve Yield Plus Fund, a series of Reserve Short-Term Investment Trust

Hallmark Capital Appreciation Fund

Hallmark Informed Investors Growth Fund

Hallmark International Equity Fund

Hallmark International Small-Cap Fund

Hallmark Large-Cap Growth Fund

Hallmark Mid-Cap Growth Fund

Hallmark Small-Cap Growth Fund

Hallmark Strategic Growth Fund

(each of which is a series of Hallmark Equity Series Trust)

Hallmark First Mutual Fund

Hallmark Total Return Bond Fund

Hallmark Convertible Securities Fund

(each of which is a series of Hallmark Investment Series Trust)